T. Rowe Price Tax-Efficient Equity Fund
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Tax-Efficient Equity Fund	21.38%	3.65%	3.06%
T. Rowe Price Tax-Efficient Equity Fund Returns after taxes on distributions	21.35%	3.65%	3.06%
T. Rowe Price Tax-Efficient Equity Fund Returns after taxes on distributions and sale of fund shares	13.93%	3.14%	2.65%
T. Rowe Price Tax-Efficient Equity Fund Russell 3000 Growth Index	17.64%	3.88%	0.30%
T. Rowe Price Tax-Efficient Equity Fund Lipper Multi-Cap Growth Funds Index	20.39%	3.50%	0.25%